Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends - shares		Dec. 31, 2022	Dec. 31, 2021 [1]
Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends [Line Items]
Authorized		100,000,000	57,142,857
Issued and outstanding		1,532,794	387,972
Warrants [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends [Line Items]
Authorized	[2]	98,698	98,698
Issued and outstanding	[2]	98,698	98,698

[1]	After giving effect to the reverse stock split (see also Note 13C)
[2]	the Warrants will be exercisable at a price equal to $218.75 per share and for a period of five years, starting from June 2021.